Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 9
Entity Central Index Key	0001070287
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM Quant Solutions Large-Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class A
Trading Symbol	PTMAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 841,131,883
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Quant Solutions Large-Cap Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class C
Trading Symbol	PTMCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$70	1.44%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.44%
Net Assets	$ 841,131,883
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Quant Solutions Large-Cap Core Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class Z
Trading Symbol	PTEZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 841,131,883
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Quant Solutions Large-Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class R6
Trading Symbol	PTMQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 841,131,883
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 841,131,883
Number of fund holdings	188
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.6%
Financial Services	5.6%
Broadline Retail	4.2%
Pharmaceuticals	4.2%
Aerospace & Defense	2.7%
Insurance	2.7%
Banks	2.6%
Biotechnology	2.5%
Oil, Gas & Consumable Fuels	2.4%
Hotels, Restaurants & Leisure	2.4%
Capital Markets	2.4%
Entertainment	2.0%
Health Care Equipment & Supplies	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.7%
Communications Equipment	1.6%
Health Care Providers & Services	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.3%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Industrial Conglomerates	1.0%
Air Freight & Logistics	1.0%
Specialized REITs	1.0%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.9%
Ground Transportation	0.8%
Machinery	0.8%
Wireless Telecommunication Services	0.8%
Household Products	0.7%
Chemicals	0.7%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.5%
Trading Companies & Distributors	0.5%
Others*	2.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM REAL ESTATE INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class A
Trading Symbol	PRKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$65	1.35%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.35%
Net Assets	$ 46,058,120
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM REAL ESTATE INCOME FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class C
Trading Symbol	PRKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$101	2.10%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.10%
Net Assets	$ 46,058,120
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM REAL ESTATE INCOME FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class Z
Trading Symbol	PRKZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 46,058,120
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM Real Estate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class R6
Trading Symbol	PRKQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 46,058,120
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STA TIST ICS AS OF 4/30/2025?
Fund’s net assets	$ 46,058,120
Number of fund holdings	41
Portfolio turnover rate for the period	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLD
I
NGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Retail REITs	27.2%
Specialized REITs	25.5%
Office REITs	9.0%
Health Care REITs	8.9%
Residential REITs	7.5%
Industrial REITs	7.2%
Diversified REITs	5.7%
Hotel & Resort REITs	5.2%
Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.1%
Sector Classification	% of Net Assets
Health Care Facilities	1.9%
Real Estate Operating Companies	1.3%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM Select Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class A
Trading Symbol	SREAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 182,130,640
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM SELECT REAL ESTATE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class C
Trading Symbol	SRECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$99	2.05%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.05%
Net Assets	$ 182,130,640
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM SELECT REAL ESTATE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class Z
Trading Symbol	SREZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 182,130,640
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM SELECT REAL ESTATE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class R6
Trading Symbol	SREQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$50	1.03%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
Net Assets	$ 182,130,640
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 182,130,640
Number of fund holdings	52
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (1.7% represents investments purchased with collateral from securities on loan)	64.6%
Japan	9.6%
Australia	6.3%
United Kingdom	3.8%
Hong Kong	3.0%
Canada	2.6%
Singapore	2.4%
Germany	2.3%
Country Allocation	% of Net Assets
France	1.9%
Sweden	1.8%
Spain	1.5%
Belgium	1.1%
Switzerland	0.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM ABSOLUTE RETURN BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class A
Trading Symbol	PADAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 3,409,606,028
Holdings Count | Holding	1,086
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ABSOLUTE RETURN BOND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class C
Trading Symbol	PADCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 3,409,606,028
Holdings Count | Holding	1,086
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ABSOLUTE RETURN BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class Z
Trading Symbol	PADZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 3,409,606,028
Holdings Count | Holding	1,086
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ABSOLUTE RETURN BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class R6
Trading Symbol	PADQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 3,409,606,028
Holdings Count | Holding	1,086
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 3,409,606,028
Number of fund holdings	1,086
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	55.0
AA	7.1
A	4.8
BBB	10.0
BB	9.5
B	3.9
CCC	0.6
Not Rated	9.3
Cash/Cash Equivalents	(0.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.